Note 22 - Commitments - Future Rental Payments (Details)	Nov. 30, 2020 CAD ($)
Statement Line Items [Line Items]
Future rental payments	$ 96,968	[1]
Not later than one year [member]
Statement Line Items [Line Items]
Future rental payments	93,724
Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Future rental payments	3,244
Later than three years and not later than five years [member]
Statement Line Items [Line Items]
Future rental payments
Later than five years [member]
Statement Line Items [Line Items]
Future rental payments

[1]	Includes $17,356 related to low value assets and $79,612 related to short-term leases on the date of initial application.